Annual Fund Operating Expenses - PIMCO RAFI Dynamic Multi-Factor International Equity ETF - PIMCO RAFI Dynamic Multi-Factor International Equity ETF	Nov. 01, 2021
Operating Expenses:
Management Fees	0.39%
Other Expenses	0.39%